Fair Value Measurements (Schedule Of OREO Measured And Reported At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned Reported At Fair Value [Line Items]
Beginning Balance	$ 7,948	$ 9,316
Acquired	728
Disposals	(3,522)	(5,832)
Ending Balance	8,162	7,948
OREO Remeasured At Initial Recognition [Member]
Other Real Estate Owned Reported At Fair Value [Line Items]
Carrying value of foreclosed assets prior to remeasurement	5,685	6,096
Charge-offs recognized in the allowance for loan losses	(1,656)	(1,436)
Fair value	4,029	4,660
OREO Remeasured Subsequent To Initial Recognition [Member]
Other Real Estate Owned Reported At Fair Value [Line Items]
Carrying value of foreclosed assets prior to remeasurement	3,659	979
Write-downs included in other non-interest expense	(1,021)	(196)
Fair value	$ 2,638	$ 783